Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net Income (Loss) as reported	$ 262,344	$ 108,459	$ (23,930)
Weighted average common shares outstanding:
Basic	132,923,000	132,923,000	132,923,000
Diluted	133,074,000	132,923,000	132,923,000
Net income (loss) per common share:
Basic	$ 1.97	$ 0.82	$ (0.18)
Diluted	$ 1.97	$ 0.82	$ (0.18)
Warrants
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive shares excluded from EPS	10,349,975			0